FUNDING DEBTS - Liabilities to Individual Investors and Institutional Funding Partners (Details) ¥ in Thousands, $ in Thousands	12 Months Ended				24 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
FUNDING DEBTS.
Aggregate amount funded from funding sources	$ 1,202,820	¥ 8,373,790	¥ 14,918,165	¥ 18,204,825
Liabilities to Individual Investors - Juzi Licai
FUNDING DEBTS.
Term					24 months
Weighted average interest rate		7.70%	7.60%		7.70%
Aggregate amount funded from funding sources		¥ 821,400	¥ 3,341,400
Liabilities to other funding partners
FUNDING DEBTS.
Weighted average interest rate		9.70%	10.00%		9.70%
Aggregate amount funded from funding sources		¥ 3,005,000	¥ 2,374,700
Financing receivables pledged as collaterals		¥ 420,400	¥ 34,900		¥ 420,400